6. OIL AND GAS PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2015
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
OIL AND GAS PROPERTY INTERESTS

	2015 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,153,718	$–	$2,153,718
Geological and geophysical	296,135	–	296,135
Project management	787,938	–	787,938
Drilling	2,686,873	–	2,686,873
Assaying and analysis	97,525	–	97,525
Asset retirement obligations	87,262	–	87,262
Camp and field supplies	31,841	–	31,841
Travel and accommodation	95,734	–	95,734
Total expenditures	$6,237,026	$–	$6,237,026

	2014 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,502,876	$37,347	$2,540,223
Geological and geophysical	353,289	12,645	365,934
Project management	939,721	–	939,721
Drilling	3,205,440	–	3,205,440
Assaying and analysis	116,347	–	116,347
Asset retirement obligations	104,104	–	104,104
Camp and field supplies	37,987	–	37,987
Travel and accommodation	114,210	–	114,210
Total expenditures	$7,373,974	$49,992	$7,423,966

Peace River Property

The Company has entered into a series of leases in multiple transactions with the Province of Alberta in the Peace River area of Alberta, Canada (the “Peace River Property”).  All of the leases were acquired through a public auction process that requires the Company to submit sealed bids for land packages being auctioned by the provincial government. Upon being notified that it has submitted the highest bid for a specific land parcel the Company immediately pays the government the bid price and enters into a formal lease with the government. All of the leases are for a 15 year term, require minimum annual lease payments, and grant the Company the right to explore for potential oil sands opportunities on the respective lease. The specific transactions entered into by the Company are as noted below.

Date	Number of Leases	Land Area (Hectares)	Annual Lease Payments
June 15, 2006	3	4,864	CDN $17,024 / USD $12,301
October 19, 2006	4	3,584	CDN $12,544 / USD $ 9,064
November 2, 2006	4	5,632	CDN $19,712 / USD $14,243
January 11, 2007	4	4,608	CDN $16,128 / USD $11,653
January 24, 2007	2	2,304	CDN $8,064 / USD $ 5,827
	17	20,992	CDN $73,472 / USD $53,087

Drowned Property

On September 7, 2005 the Company acquired a 100% interest in an Alberta oil sands lease (the “Drowned Property”).  The rights to the Drowned Property were acquired for $20,635 plus fees and closing costs of $8,150 which were paid. The Property covers 512 hectares of land in the Drowned Area of the Wabasca oil sands in the West Athabasca area of Northern Alberta. The lease, which expires in October 2015, gives the Company the right to explore the Property covered by the lease. The Company’s acquisition of the lease includes an overriding 4% royalty agreement with the vendor. The royalty is to be paid on a well-to-well basis and is payable on all petroleum substances produced by any well on the Property. The Property was subject to an annual lease payment payable to the government of Alberta in the amount of CDN $1,792 (USD $1,295).

The Drowned Property leases expired on October 4, 2015. The Company recognized a loss on disposal of properties in the amount of $45,355 related to the expiration of these leases.

All of the Company’s leases for the Peace River and Drowned Properties are also subject to royalties payable to the government of Alberta. The royalties payable to the government of Alberta is in addition to the royalties payable to the vendor above. The royalty is calculated using a revenue-less-cost formula. In years prior to the recovery of the project’s capital investment, the royalty is 1% of gross revenue.  Once the project costs have been recovered, the royalty is the greater of 1% of gross revenue or 25% of net revenue.

The following table sets forth the Company’s future minimum lease payments for both the Peace River and Drowned oil and gas properties for the years ending December 31:

Year	Future Minimum Lease Payments
2016	$53,087
2017	53,087
2018	53,087
2019	53,087
2020	53,087
Thereafter	17,480
Total	$282,915